Financial instruments - Schedule and maturity of non-derivative liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 2,273,263	$ 1,110,853
Derivative financial liabilities, undiscounted cash flows	0	0
Bank loans
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,132,817	1,009,508
Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	58,290	50,010
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	82,156	51,335
Non-current Other Payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Forward Contract Liability
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Carrying Amount
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,840,897	950,055
Derivative financial liabilities	0	0
Carrying Amount | Bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,700,451	848,710
Carrying Amount | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	58,290	50,010
Carrying Amount | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	82,156	51,335
Carrying Amount | Non-current Other Payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Carrying Amount | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Carrying Amount | Forward Contract Liability
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	400,787	184,384
Derivative financial liabilities, undiscounted cash flows	0	0
Less than 1 year | Bank loans
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	260,341	83,039
Less than 1 year | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	58,290	50,010
Less than 1 year | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	82,156	51,335
Less than 1 year | Non-current Other Payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Less than 1 year | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Less than 1 year | Forward Contract Liability
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,491,831	750,722
Derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years | Bank loans
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,491,831	750,722
Between 1 and 5 years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years | Non-current Other Payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 5 years | Forward Contract Liability
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
More than five years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	380,645	175,747
Derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Bank loans
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	380,645	175,747
More than five years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Non-current Other Payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Forward Contract Liability
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 0	$ 0